Fair value measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair value measurements

Note 7: Fair value measurements

Fair value is defined by the FASB as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

Fair value measurements are categorized according to the fair value hierarchy defined by the FASB. The hierarchical levels are based upon the level of judgment associated with the inputs used to measure the fair value of the assets and liabilities as follows:

•	Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

•	Level 2 inputs include quoted prices for identical or similar instruments in markets that are not active and inputs other than quoted prices that are observable for the asset or liability.

•	Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the asset or liability is categorized based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and may affect the placement of assets and liabilities within the levels of the fair value hierarchy.

Recurring fair value measurements

As of March 31, 2017, and December 31, 2016, our financial instruments recorded at fair value on a recurring basis consisted of commodity derivative contracts (see “Note 6—Derivative instruments”). We had no Level 1 assets or liabilities. Our derivative contracts classified as Level 2 consisted of commodity price swaps which are valued using an income approach. Future cash flows from the commodity price swaps are estimated based on the difference between the fixed contract price and the underlying published forward market price. Our derivative contracts classified as Level 3 consisted of collars. The fair value of these contracts is developed by a third-party pricing service using a proprietary valuation model, which we believe incorporates the assumptions that market participants would have made at the end of each period. Observable inputs include contractual terms, published forward pricing curves, and yield curves. Significant unobservable inputs are implied volatilities. Significant increases (decreases) in implied volatilities in isolation would result in a significantly higher (lower) fair value measurement. We review these valuations and the changes in the fair value measurements for reasonableness. All derivative instruments are recorded at fair value and include a measure of our own nonperformance risk for derivative liabilities or that of our counterparties for derivative assets.

The fair value hierarchy for our financial assets and liabilities is shown by the following table:

	Successor			Predecessor
	March 31, 2017			December 31, 2016
	Derivative assets	Derivative liabilities	Net assets (liabilities)	Derivative assets	Derivative liabilities	Net assets (liabilities)
Significant other observable inputs (Level 2)	$19,432	$(363)	$19,069	$184	$(13,455)	$(13,271)
Significant unobservable inputs (Level 3)	476	—	476	—	(98)	(98)
Netting adjustments (1)	(363)	363	—	(184)	184	—

	$19,545	$—	$19,545	$—	$(13,369)	$(13,369)

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty. Positive and negative positions with counterparties are netted on the balance sheet only to the extent that they relate to the same current versus noncurrent classification.

Changes in the fair value of our derivative instruments, classified as Level 3 in the fair value hierarchy, were as follows for the periods presented:

	Successor	Predecessor
Net derivative assets (liabilities)	Period from March 22, 2017 through March 31, 2017	Period from January 1, 2017 through March 21, 2017	Three months ended March 31, 2016
Beginning balance	$715	$(98)	$123,068
Realized and unrealized (losses) gains included in derivative gains	(239)	813	6,978
Settlements received	—	—	(39,093)

Ending balance	$476	$715	$90,953

(Losses) gains relating to instruments still held at the reporting date included in derivative (losses) gains for the period	$(239)	$813	$2,027

Nonrecurring fair value measurements

Asset retirement obligations. Additions to the asset and liability associated with our asset retirement obligations are measured at fair value on a nonrecurring basis. Our asset retirement obligations consist of the estimated present value of future costs to plug and abandon or otherwise dispose of our oil and natural gas properties and related facilities. Significant inputs used in determining such obligations include estimates of plugging and abandonment costs, inflation rates, discount rates, and well life, all of which are Level 3 inputs according to the fair value hierarchy. The estimated future costs to dispose of properties added during the first three months of 2017 and 2016 were escalated using an annual inflation rate of 2.30% and 2.42%, respectively. The estimated future costs to dispose of properties added during the first three months of 2017 were discounted, depending on the range of maturity of the property, with a credit-adjusted risk-free rate ranging from 5.20% to 7.40%. The discount rate used for the first three months of 2016 was our weighted average credit-adjusted risk-free interest rate of 20.00%. These estimates may change based upon future inflation rates and changes in statutory remediation rules. See “Note 8—Asset retirement obligations” for additional information regarding our asset retirement obligations.

Fair value of other financial instruments

Our significant financial instruments, other than derivatives, consist primarily of cash and cash equivalents, accounts receivable, accounts payable, and debt. We believe the carrying values of cash and cash equivalents, accounts receivable, and accounts payable approximate fair values due to the short-term maturities of these instruments.

The carrying value and estimated fair value of our debt at March 31, 2017, and December 31, 2016, were as follows:

	Successor		Predecessor
	March 31, 2017		December 31, 2016
Level 2	Carrying value (1)	Estimated fair value	Carrying value (1)	Estimated fair value
New Revolver	$120,000	$120,000	$—	$—
New Term Loan	150,000	150,000	—	—
Other secured debt	9,665	9,665	10,029	10,029
9.875% Senior Notes due 2020	—	—	298,000	268,200
8.25% Senior Notes due 2021	—	—	384,045	344,680
7.625% Senior Notes due 2022	—	—	525,910	470,689

(1)	The carrying value excludes deductions for debt issuance costs and discounts.

The carrying value of our New Revolver, New Term Loan and other secured long-term debt approximates fair value because the rates are comparable to those at which we could currently borrow under similar terms, are variable and incorporate a measure of our credit risk. The fair value of our Senior Notes was estimated based on quoted market prices. We have not disclosed the fair value of outstanding amounts under our Prior Credit Facility as of December 31, 2016, as it was not practicable to obtain a reasonable estimate of such value while the Predecessor was in bankruptcy.

Counterparty credit risk

Our derivative contracts are executed with institutions, or affiliates of institutions, that are parties to our credit facilities at the time of execution, and we believe the credit risks associated with all of these institutions are acceptable. We do not require collateral or other security from counterparties to support derivative instruments. Master agreements are in place with each of our derivative counterparties which provide for net settlement in the event of default or termination of the contracts under each respective agreement. As a result of the netting provisions, our maximum amount of loss under derivative transactions due to credit risk is limited to the net amounts due from the counterparties under the derivatives. Our loss is further limited as any amounts due from a defaulting counterparty that is a Lender, or an affiliate of a Lender, under our credit facilities can be offset against amounts owed to such counterparty Lender. As of March 31, 2017, the counterparties to our open derivative contracts consisted of four financial institutions, of which all were subject to our rights of offset under our New Credit Facility.

The following table summarizes our derivative assets and liabilities which are offset in the consolidated balance sheets under our master netting agreements. It also reflects the amounts outstanding under our credit facilities that are available to offset our net derivative assets due from counterparties that are lenders under our credit facilities.

	Offset in the consolidated balance sheets			Gross amounts not offset in the consolidated balance sheets
	Gross assets (liabilities)	Offsetting assets (liabilities)	Net assets (liabilities)	Derivatives (1)	Amounts outstanding under credit facilities	Net amount
Successor—March 31, 2017
Derivative assets	$19,908	$(363)	$19,545	$—	$(19,545)	$—
Derivative liabilities	(363)	363	—	—	—	—

	$19,545	$—	$19,545	$—	$(19,545)	$—

Predecessor—December 31, 2016
Derivative assets	$184	$(184)	$—	$—	$—	$—
Derivative liabilities	(13,553)	184	(13,369)	—	—	(13,369)

	$(13,369)	$—	$(13,369)	$—	$—	$(13,369)

(1)	Since positive and negative positions with a counterparty are netted on the balance sheet only to the extent that they relate to the same current versus noncurrent classification, these represent remaining amounts that could have been offset under our master netting agreements.

We did not post additional collateral under any of these contracts as all of our counterparties are secured by the collateral under our credit facilities. Payment on our derivative contracts could be accelerated in the event of a default on our New Credit Facility. The aggregate fair value of our derivative liabilities subject to acceleration in the event of default was $363 at March 31, 2017.

Note 8: Fair value measurements

Recurring fair value measurements

Our financial instruments recorded at fair value on a recurring basis consist of commodity derivative contracts (see “Note 7—Derivative instruments”). We had no Level 1 assets or liabilities as of December 31, 2016 or December 31, 2015. Our derivative contracts classified as Level 2 as of December 31, 2016 consisted of commodity price swaps and as of December 31, 2015 consisted of commodity price swaps and basis protection swaps, which are valued using an income approach. Future cash flows from these derivatives are estimated based on the difference between the fixed contract price and the underlying published forward market price, and are discounted at a rate that captures our own nonperformance risk for derivative liabilities or that of our counterparties for derivative assets.

As of December 31, 2016 our derivative contracts classified as Level 3 consisted of collars. As of December 31, 2015, our derivative contracts classified as Level 3 consisted of three-way collars, enhanced swaps, and purchased puts. The fair value of these contracts is developed by a third-party pricing service using a proprietary valuation model, which we believe incorporates the assumptions that market participants would have made at the end of each period. Observable inputs include contractual terms, published forward pricing curves, and yield curves. Significant unobservable inputs are implied volatilities. Significant increases (decreases) in implied volatilities in isolation would result in a significantly higher (lower) fair value measurement. We review these valuations and the changes in the fair value measurements for reasonableness. All derivative instruments are recorded at fair value and include a measure of our own nonperformance risk for derivative liabilities or that of our counterparties for derivative assets.

The fair value hierarchy for our financial assets and liabilities is shown by the following table:

	As of December 31, 2016			As of December 31, 2015
	Derivative assets	Derivative liabilities	Net assets (liabilities)	Derivative assets	Derivative liabilities	Net assets (liabilities)
Significant other observable inputs (Level 2)	$184	$(13,455)	$(13,271)	$41,328	$(1,158)	$40,170
Significant unobservable inputs (Level 3)	—	(98)	(98)	123,068	—	123,068
Netting adjustments (1)	(184)	184	—	(1,158)	1,158	—

	$—	$(13,369)	$(13,369)	$163,238	$—	$163,238

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty. Positive and negative positions with a counterparty are netted on the balance sheet only to the extent that they relate to the same current versus noncurrent classification.

Changes in the fair value of our derivative instruments classified as Level 3 in the fair value hierarchy at December 31, 2016 and 2015 were:

Net derivative assets (liabilities)	2016	2015
Beginning balance	$123,068	$195,167
Realized and unrealized (losses) gains included in non-hedge derivative (losses) gains	(9,314)	105,055
Purchases	—	—
Settlements received	(113,852)	(177,154)

Ending balance	$(98)	$123,068

(Losses) gains relating to instruments still held at the reporting date included in non-hedge derivative (losses) gains for the period	$(98)	$61,260

Nonrecurring fair value measurements

Asset retirement obligations. Additions to the asset and liability associated with our asset retirement obligations are measured at fair value on a nonrecurring basis. Our asset retirement obligations consist of the estimated present value of future costs to plug and abandon or otherwise dispose of our oil and natural gas properties and related facilities. Significant inputs used in determining such obligations include estimates of plugging and abandonment costs, inflation rates, discount rates, and well life, all of which are Level 3 inputs according to the fair value hierarchy. The estimated future costs to dispose of properties added during the years ended December 31, 2016 and 2015 were escalated using an annual inflation rate of 2.42% and 2.91%, respectively, and discounted using our credit-adjusted risk-free interest rate of 17.05% and 15.09%, respectively. These estimates may change based upon future inflation rates and changes in statutory remediation rules. See “Note 9 —Asset retirement obligations” for additional information regarding our asset retirement obligations.

Impairment of long-lived assets. As discussed in “Note 1—Nature of operations and summary of significant accounting policies”, we recorded an impairment of $6,015 during the second quarter of 2015 related to our four stacked drilling rigs and drill pipe. The estimated fair value related to the impairment assessment was primarily based on third party estimates and, therefore, was classified within Level 3 of the fair value hierarchy. No impairment was recognized on our drilling rigs for the years ended December 31, 2016 and 2014. As discussed in “Note 1—Nature of operations and summary of significant accounting policies,” our four drilling rigs were sold in January 2017.

Fair value of other financial instruments

Our significant financial instruments, other than derivatives, consist primarily of cash and cash equivalents, accounts receivable, accounts payable, and long-term debt. We believe the carrying values of cash and cash equivalents, accounts receivable, and accounts payable approximate fair values due to the short-term maturities of these instruments.

The carrying value and estimated fair value of our debt at December 31, 2016 and 2015 were as follows:

	December 31, 2016		December 31, 2015
Level 2	Carrying value	Estimated fair value	Carrying value	Estimated fair value
9.875% Senior Notes due 2020	$298,000	$268,200	$293,815	$75,750
8.25% Senior Notes due 2021	384,045	344,680	384,045	96,956
7.625% Senior Notes due 2022	525,910	470,689	530,849	120,478
Existing Credit Facility (1)	NA	NA	367,000	367,000
Other secured debt	10,029	10,029	11,981	11,981

	$1,217,984	$1,093,598	$1,587,690	$672,165

(1)	We have not disclosed the fair value of outstanding amounts under our Existing Credit Facility as it was not practicable to obtain a reasonable estimate of such value while the Predecessor was in bankruptcy.

The fair value of our Senior Notes was estimated based on quoted market prices. The carrying value of our other secured long-term debt approximates fair value because the rates are comparable to those at which we could currently borrow under similar terms.

See “Note 1—Nature of operations and summary of significant accounting policies” for additional information regarding our accounting policies for fair value measurements.

Concentrations of credit risk

Financial instruments which potentially subject us to concentrations of credit risk consist principally of derivative instruments and accounts receivable. Derivative instruments are exposed to credit risk from counterparties. Our derivative contracts are executed with institutions, or affiliates of institutions, that are parties to our Existing Credit Facility and our New Credit Facility at the time of execution, and we believe the credit risks associated with all of these institutions are acceptable. We do not require collateral or other security from counterparties to support derivative instruments. Master agreements are in place with each of our derivative counterparties which provide for net settlement in the event of default or termination of the contracts under each respective agreement. As a result of the netting provisions, our maximum amount of loss under derivative transactions due to credit risk is limited to the net amounts due from the counterparties under the derivatives. Our loss is further limited as any amounts due from a defaulting counterparty that is a lender, or an affiliate of a lender, under our Existing Credit Facility can be offset against amounts owed to such counterparty lender under our Existing Credit Facility. As of December 31, 2016, the counterparties to our open derivative contracts consisted of four financial institutions, of which four were subject to our rights of offset under our Existing Credit Facility.

The following table summarizes our derivative assets and liabilities which are offset in the consolidated balance sheets under our master netting agreements. It also reflects the amounts outstanding under our Existing Credit Facility that are available to offset our net derivative assets due from counterparties that are lenders under our Existing Credit Facility.

	Offset in the consolidated balance sheets			Gross amounts not offset in the consolidated balance sheets
	Gross assets (liabilities)	Offsetting assets (liabilities)	Net assets (liabilities)	Derivatives (1)	Amounts outstanding under Existing Credit Facility	Net amount
As of December 31, 2016
Derivative assets	$184	$(184)	$—	$—	$—	$—
Derivative liabilities	(13,553)	184	(13,369)	—	—	(13,369)

	$(13,369)	$—	$(13,369)	$—	$—	$(13,369)

As of December 31, 2015
Derivative assets	$164,396	$(1,158)	$163,238	$—	$(103,618)	$59,620
Derivative liabilities	(1,158)	1,158	—	$—	—	—

	$163,238	$—	$163,238	$—	$(103,618)	$59,620

(1)	Since positive and negative positions with a counterparty are netted on the balance sheet only to the extent that they relate to the same current versus noncurrent classification, these represent remaining amounts that could have been offset under our master netting agreements.

We did not post additional collateral under any of these contracts as all of our counterparties are secured by the collateral under our Existing Credit Facility. Payment on our derivative contracts could be accelerated in the event of a default on our Existing Credit Facility. The aggregate fair value of our derivative liabilities subject to acceleration in the event of default was $13,553 at December 31, 2016.

Accounts receivable are primarily from purchasers of oil and natural gas products, and exploration and production companies who own interests in properties we operate. The industry concentration has the potential to impact our overall exposure to credit risk, either positively or negatively, in that customers may be similarly affected by changes in economic, industry or other conditions.

Commodity sales to our top three purchasers accounted for the following percentages of our total commodity sales, excluding the effects of hedging activities, for the years ended December 31:

	2016	2015	2014
Coffeyville Resources LLC	19.3%	14.5%	14.0%
Valero Energy Corporation	15.6%	20.7%	23.7%
Phillips 66 Company	15.1%	11.8%	*

*	Less than 10%

If we were to lose a purchaser, we believe we are able to secure other purchasers for the commodities we produce.